UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07123
BNY Mellon Advantage Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
8/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Dynamic Value Fund
BNY Mellon Opportunistic Midcap Value Fund
BNY Mellon Opportunistic Small Cap Fund
BNY Mellon Technology Growth Fund
ITEM 1 - Reports to Stockholders

BNY Mellon Dynamic Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class A – DAGVX
This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$99	0.93%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned 12.09%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 9.33% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose as investors looked beyond U.S. tariff and geopolitical uncertainty. Gains were led by growth-oriented, large-cap securities largely exposed to artificial intelligence.
  Sector positioning and strong stock selection within both the utilities and industrial sectors bolstered the Fund’s performance relative to the Index, as did security selection within the consumer staples sector.
  Overweight positioning and security selection within the health care sector was the sole detractor from the Fund’s relative returns over the period.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	5.64%	17.21%	11.74%
without Sales Charge	12.09%	18.60%	12.41%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .

KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$9,145	74	$45,678,850	95.20%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
29.1%
Health Care
15.9%
Industrials
12.5%
Energy
9.6%
Information Technology
9.1%
Materials
7.7%
Consumer Discretionary
5.3%
Communication Services
4.9%
Consumer Staples
3.1%
Real Estate
1.2%
Net Other Assets and Liabilities
1.6%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0257AR0825

BNY Mellon Dynamic Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class C – DCGVX
This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$177	1.68%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned 11.24%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 9.33% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose as investors looked beyond U.S. tariff and geopolitical uncertainty. Gains were led by growth-oriented, large-cap securities largely exposed to artificial intelligence.
  Sector positioning and strong stock selection within both the utilities and industrial sectors bolstered the Fund’s performance relative to the Index, as did security selection within the consumer staples sector.
  Overweight positioning and security selection within the health care sector was the sole detractor from the Fund’s relative returns over the period.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	10.24%	*	17.71%	11.57%
without Deferred Sales Charge	11.24%		17.71%	11.57%
Russell 1000® Index (broad-based index)	16.24%		14.34%	14.33%
Russell 1000® Value Index	9.33%		12.97%	10.22%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$9,145	74	$45,678,850	95.20%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0667AR0825

BNY Mellon Dynamic Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class I – DRGVX
This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$72	0.68%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 12.37%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 9.33% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose as investors looked beyond U.S. tariff and geopolitical uncertainty. Gains were led by growth-oriented, large-cap securities largely exposed to artificial intelligence.
  Sector positioning and strong stock selection within both the utilities and industrial sectors bolstered the Fund’s performance relative to the Index, as did security selection within the consumer staples sector.
  Overweight positioning and security selection within the health care sector was the sole detractor from the Fund’s relative returns over the period.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	12.37%	18.90%	12.69%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$9,145	74	$45,678,850	95.20%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0668AR0825

BNY Mellon Dynamic Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class Y – DRGYX
This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$67	0.63%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 12.42%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 9.33% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose as investors looked beyond U.S. tariff and geopolitical uncertainty. Gains were led by growth-oriented, large-cap securities largely exposed to artificial intelligence.
  Sector positioning and strong stock selection within both the utilities and industrial sectors bolstered the Fund’s performance relative to the Index, as did security selection within the consumer staples sector.
  Overweight positioning and security selection within the health care sector was the sole detractor from the Fund’s relative returns over the period.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	12.42%	18.96%	12.73%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$9,145	74	$45,678,850	95.20%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0711AR0825

BNY Mellon Opportunistic Midcap Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class A – DMCVX
This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.16%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned 7.13%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 8.24% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Favorable stock selection in the materials sector bolstered the Fund’s relative performance, as did positioning and stock selection in industrials, specifically out-of-Index stock selection within electrical equipment.
  Secondary positive contributors included stock selection within the utilities sector and underweight exposure to real estate.
  Unfavorable stock selection within financials, along with overweight exposure and stock selection in health care and stock selection within energy, detracted most from the Fund’s relative returns.
  Secondary detractors included disappointing stock selection in consumer staples and consumer discretionary.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	0.98%	9.60%	7.99%
without Sales Charge	7.13%	10.91%	8.63%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$390	70	$2,922,972	64.98%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials 18.1%
Financials 17.4%
Consumer Discretionary 10.9%
Materials 9.7%
Information Technology 8.9%
Real Estate 7.0%
Health Care 6.6%
Investment Companies 6.2%
Utilities 5.7%
Consumer Staples 5.7%
Energy 4.7%
Communication Services 3.0%
Net Other Assets and Liabilities -3.9%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0258AR0825

BNY Mellon Opportunistic Midcap Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class C – DVLCX
This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.99%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned 6.23%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 8.24% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Favorable stock selection in the materials sector bolstered the Fund’s relative performance, as did positioning and stock selection in industrials, specifically out-of-Index stock selection within electrical equipment.
  Secondary positive contributors included stock selection within the utilities sector and underweight exposure to real estate.
  Unfavorable stock selection within financials, along with overweight exposure and stock selection in health care and stock selection within energy, detracted most from the Fund’s relative returns.
  Secondary detractors included disappointing stock selection in consumer staples and consumer discretionary.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	5.29%	*	10.01%	7.78%
without Deferred Sales Charge	6.23%		10.01%	7.78%
Russell 3000® Index (broad-based index)	15.84%		14.11%	13.98%
Russell Midcap® Value Index	8.24%		12.86%	9.45%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$390	70	$2,922,972	64.98%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6229AR0825

BNY Mellon Opportunistic Midcap Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class I – DVLIX
This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.98%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 7.30%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 8.24% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Favorable stock selection in the materials sector bolstered the Fund’s relative performance, as did positioning and stock selection in industrials, specifically out-of-Index stock selection within electrical equipment.
  Secondary positive contributors included stock selection within the utilities sector and underweight exposure to real estate.
  Unfavorable stock selection within financials, along with overweight exposure and stock selection in health care and stock selection within energy, detracted most from the Fund’s relative returns.
  Secondary detractors included disappointing stock selection in consumer staples and consumer discretionary.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	7.30%	11.12%	8.88%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$390	70	$2,922,972	64.98%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6230AR0825

BNY Mellon Opportunistic Midcap Value Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class Y – DMCYX
This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$89	0.86%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 7.43%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 8.24% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Favorable stock selection in the materials sector bolstered the Fund’s relative performance, as did positioning and stock selection in industrials, specifically out-of-Index stock selection within electrical equipment.
  Secondary positive contributors included stock selection within the utilities sector and underweight exposure to real estate.
  Unfavorable stock selection within financials, along with overweight exposure and stock selection in health care and stock selection within energy, detracted most from the Fund’s relative returns.
  Secondary detractors included disappointing stock selection in consumer staples and consumer discretionary.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	7.43%	11.24%	8.99%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$390	70	$2,922,972	64.98%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0371AR0825

BNY Mellon Opportunistic Small Cap Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – DSCVX
This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$111	1.08%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 5.05%.
  In comparison, the Russell 2000® Index returned 8.17% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Stock selection in information technology, along with overweight exposure to energy, bolstered the Fund’s relative performance.
  Secondary positive contributors included stock selection and overweight exposure to communication services, and underweight exposure to real estate.
  Stock selection within the Industrials sector, as well as both selection and overweight exposure in financials, were the largest detractors from relative performance.
  Disappointing stock selection within the consumer staples sector also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	5.05%	7.47%	6.84%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$232	110	$1,508,150	68.31%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
25.4%
Industrials
17.2%
Consumer Discretionary
12.1%
Health Care
10.6%
Information Technology
9.3%
Energy
5.4%
Materials
4.3%
Real Estate
4.2%
Communication Services
3.5%
Investment Companies
3.4%
Utilities
3.3%
Consumer Staples
2.5%
Net Other Assets and Liabilities
-1.2%

How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Opportunistic Small Cap Fund (the “Fund”), and BNY Mellon Investment Funds I, on behalf of BNY Mellon Small Cap Value Fund (the “Acquiring Fund”). Shareholders of the Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the reorganization will be consummated on or about February 13, 2026. For more information, please refer to prospectus/proxy statement filed August 22, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0253AR0825

BNY Mellon Opportunistic Small Cap Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class I – DOPIX
This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$92	0.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 5.27%.
  In comparison, the Russell 2000® Index returned 8.17% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Stock selection in information technology, along with overweight exposure to energy, bolstered the Fund’s relative performance.
  Secondary positive contributors included stock selection and overweight exposure to communication services, and underweight exposure to real estate.
  Stock selection within the Industrials sector, as well as both selection and overweight exposure in financials, were the largest detractors from relative performance.
  Disappointing stock selection within the consumer staples sector also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	5.27%	7.67%	7.02%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%
Periods prior to the inception date of the Fund’s Class I shares (9/30/2016) reflect the performance of the Fund’s Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$232	110	$1,508,150	68.31%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Opportunistic Small Cap Fund (the “Fund”), and BNY Mellon Investment Funds I, on behalf of BNY Mellon Small Cap Value Fund (the “Acquiring Fund”). Shareholders of the Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the reorganization will be consummated on or about February 13, 2026. For more information, please refer to prospectus/proxy statement filed August 22, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4048AR0825

BNY Mellon Opportunistic Small Cap Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class Y – DSCYX
This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$80	0.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 5.37%.
  In comparison, the Russell 2000® Index returned 8.17% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Stock selection in information technology, along with overweight exposure to energy, bolstered the Fund’s relative performance.
  Secondary positive contributors included stock selection and overweight exposure to communication services, and underweight exposure to real estate.
  Stock selection within the Industrials sector, as well as both selection and overweight exposure in financials, were the largest detractors from relative performance.
  Disappointing stock selection within the consumer staples sector also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	5.37%	7.79%	7.12%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%
Periods prior to the inception date of the Fund’s Class Y shares (9/30/2016) reflect the performance of the Fund’s Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$232	110	$1,508,150	68.31%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Opportunistic Small Cap Fund (the “Fund”), and BNY Mellon Investment Funds I, on behalf of BNY Mellon Small Cap Value Fund (the “Acquiring Fund”). Shareholders of the Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the reorganization will be consummated on or about February 13, 2026. For more information, please refer to prospectus/proxy statement filed August 22, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0315AR0825

BNY Mellon Technology Growth Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class A – DTGRX
This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.16%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned 24.21%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 29.07% for the same period.
What affected the Fund’s performance?
  Growth-oriented technology stocks delivered solid returns due to continued strength in the artificial intelligence (AI) theme as investors looked beyond U.S. tariff and geopolitical uncertainty.
  The Fund’s returns relative to the Index benefited from overweight exposure to the communications services sector and emphasis on digital media companies providing streaming entertainment.
  The industrial sector was a further source of attractive returns from a company launching a new product cycle that applies AI to improve security personnel productivity.
  Software selection detracted from relative returns, especially due to underexposure to a major data analytics company with a high valuation.
  The Fund also underperformed in the consumer discretionary sector due to underweight exposure to Chinese e-commerce companies.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	17.07%	7.39%	15.81%
without Sales Charge	24.21%	8.66%	16.50%
S&P 500® Index (broad-based index)	15.87%	14.74%	14.59%
NYSE® Technology Index	29.07%	15.13%	21.30%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$425	39	$2,920,428	33.84%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
67.9%
Communication Services
15.3%
Consumer Discretionary
9.3%
Industrials
2.3%
Real Estate
2.1%
Investment Companies
1.9%
Financials
1.3%
Net Other Assets and Liabilities
-0.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0255AR0825

BNY Mellon Technology Growth Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class C – DTGCX
This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	1.97%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned 23.21%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 29.07% for the same period.
What affected the Fund’s performance?
  Growth-oriented technology stocks delivered solid returns due to continued strength in the artificial intelligence (AI) theme as investors looked beyond U.S. tariff and geopolitical uncertainty.
  The Fund’s returns relative to the Index benefited from overweight exposure to the communications services sector and emphasis on digital media companies providing streaming entertainment.
  The industrial sector was a further source of attractive returns from a company launching a new product cycle that applies AI to improve security personnel productivity.
  Software selection detracted from relative returns, especially due to underexposure to a major data analytics company with a high valuation.
  The Fund also underperformed in the consumer discretionary sector due to underweight exposure to Chinese e-commerce companies.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	22.21%	*	7.78%	15.57%
without Deferred Sales Charge	23.21%		7.78%	15.57%
S&P 500® Index (broad-based index)	15.87%		14.74%	14.59%
NYSE® Technology Index	29.07%		15.13%	21.30%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$425	39	$2,920,428	33.84%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0261AR0825

BNY Mellon Technology Growth Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class I – DGVRX
This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.94%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 24.50%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 29.07% for the same period.
What affected the Fund’s performance?
  Growth-oriented technology stocks delivered solid returns due to continued strength in the artificial intelligence (AI) theme as investors looked beyond U.S. tariff and geopolitical uncertainty.
  The Fund’s returns relative to the Index benefited from overweight exposure to the communications services sector and emphasis on digital media companies providing streaming entertainment.
  The industrial sector was a further source of attractive returns from a company launching a new product cycle that applies AI to improve security personnel productivity.
  Software selection detracted from relative returns, especially due to underexposure to a major data analytics company with a high valuation.
  The Fund also underperformed in the consumer discretionary sector due to underweight exposure to Chinese e-commerce companies.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	24.50%	8.90%	16.76%
S&P 500® Index (broad-based index)	15.87%	14.74%	14.59%
NYSE® Technology Index	29.07%	15.13%	21.30%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$425	39	$2,920,428	33.84%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0262AR0825

BNY Mellon Technology Growth Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class Y – DTEYX
This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$95	0.85%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 24.60%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 29.07% for the same period.
What affected the Fund’s performance?
  Growth-oriented technology stocks delivered solid returns due to continued strength in the artificial intelligence (AI) theme as investors looked beyond U.S. tariff and geopolitical uncertainty.
  The Fund’s returns relative to the Index benefited from overweight exposure to the communications services sector and emphasis on digital media companies providing streaming entertainment.
  The industrial sector was a further source of attractive returns from a company launching a new product cycle that applies AI to improve security personnel productivity.
  Software selection detracted from relative returns, especially due to underexposure to a major data analytics company with a high valuation.
  The Fund also underperformed in the consumer discretionary sector due to underweight exposure to Chinese e-commerce companies.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	24.60%	8.97%	16.84%
S&P 500® Index (broad-based index)	15.87%	14.74%	14.59%
NYSE® Technology Index	29.07%	15.13%	21.30%
Periods prior to the inception date of the Fund’s Class Y shares (9/30/2016) reflect the performance of the Fund’s Class I shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$425	39	$2,920,428	33.84%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0313AR0825

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $147,944 in 2024 and $150,900 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $29,328 in 2024 and $36,435 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $19,051 in 2024 and $19,052 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $28,329 in 2024 and $29,756 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $13,151 in 2024 and $14,171 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,639,482 in 2024 and $1,822,595 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Dynamic Value Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

Class	Ticker
A	DAGVX
C	DCGVX
I	DRGVX
Y	DRGYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Dynamic Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2025

Description	Shares	Value ($)
Common Stocks — 99.1%
Banks — 9.9%
Bank of America Corp.	3,860,215	195,867,309
Citigroup, Inc.	1,434,071	138,488,236
Comerica, Inc.	1,675,304	118,242,956
First Horizon Corp.	6,346,271	143,425,725
JPMorgan Chase & Co.	1,028,435	309,990,878
		906,015,104
Capital Goods — 8.9%
Carlisle Cos., Inc.	183,753	70,908,445
Caterpillar, Inc.	228,951	95,939,627
Emerson Electric Co.	473,955	62,562,060
Ferguson Enterprises, Inc.	357,652	82,671,260
Honeywell International, Inc.	406,264	89,174,948
Howmet Aerospace, Inc.	239,382	41,676,406
Hubbell, Inc.(a)	344,282	148,382,099
L3Harris Technologies, Inc.	787,016	218,491,382
		809,806,227
Commercial & Professional Services — .5%
Veralto Corp.	440,445	46,770,854
Consumer Discretionary Distribution & Retail — 3.5%
Amazon.com, Inc.(b)	1,036,574	237,375,446
Lowe’s Companies, Inc.	339,326	87,566,468
		324,941,914
Consumer Services — 1.8%
Las Vegas Sands Corp.	1,255,427	72,350,258
Royal Caribbean Cruises Ltd.(a)	244,740	88,894,463
		161,244,721
Energy — 9.6%
Chevron Corp.	1,161,943	186,608,046
Diamondback Energy, Inc.	557,325	82,907,667
EQT Corp.	1,932,257	100,168,203
Exxon Mobil Corp.	1,250,962	142,972,447
Marathon Petroleum Corp.	1,017,506	182,856,003
Phillips 66	1,364,831	182,314,125
		877,826,491
Equity Real Estate Investment Trusts — 1.2%
Weyerhaeuser Co.(c)	4,334,663	112,137,732
Financial Services — 13.2%
Berkshire Hathaway, Inc., Cl. B(b)	676,887	340,460,624
Capital One Financial Corp.	1,017,742	231,251,337
Intercontinental Exchange, Inc.	633,962	111,957,689
Morgan Stanley	947,448	142,571,975
The Charles Schwab Corp.	1,366,462	130,961,718
The Goldman Sachs Group, Inc.	208,621	155,474,800
Voya Financial, Inc.	1,235,153	92,747,639
		1,205,425,782
Food, Beverage & Tobacco — 1.0%
Philip Morris International, Inc.	542,382	90,648,304
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Health Care Equipment & Services — 8.7%
Alcon AG(a)	1,620,614	129,341,203
Edwards Lifesciences Corp.(b)	1,194,615	97,169,984
Humana, Inc.	333,848	101,376,284
Labcorp Holdings, Inc.	361,514	100,497,277
Medtronic PLC	2,837,594	263,357,099
UnitedHealth Group, Inc.	324,835	100,656,622
		792,398,469
Household & Personal Products — 2.1%
Kenvue, Inc.	4,664,241	96,596,431
The Estee Lauder Companies, Inc., Cl. A	1,074,643	98,577,002
		195,173,433
Insurance — 6.0%
American International Group, Inc.	1,250,421	101,684,236
Aon PLC, Cl. A	539,423	197,968,241
Assurant, Inc.	1,160,709	250,260,467
		549,912,944
Materials — 7.7%
CRH PLC	2,162,424	244,245,791
Freeport-McMoRan, Inc.	2,384,200	105,858,480
International Paper Co.(a)	2,516,529	125,021,161
Newmont Corp.	1,289,524	95,940,585
Packaging Corp. of America	376,760	82,118,609
The Mosaic Company	1,507,454	50,348,964
		703,533,590
Media & Entertainment — 2.2%
Omnicom Group, Inc.(a)	623,235	48,817,998
The Walt Disney Company	1,327,474	157,146,372
		205,964,370
Pharmaceuticals, Biotechnology & Life Sciences — 7.2%
BioNTech SE, ADR(a),(b)	355,004	35,500,400
Danaher Corp.	522,108	107,460,268
Gilead Sciences, Inc.	388,514	43,890,427
Johnson & Johnson	1,940,750	343,842,677
Thermo Fisher Scientific, Inc.	254,769	125,529,782
		656,223,554
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.(b)	164,741	26,791,829
Applied Materials, Inc.	344,052	55,309,799
Intel Corp.	1,463,808	35,643,725
Lam Research Corp.	631,976	63,292,396
		181,037,749
Software & Services — 3.1%
Akamai Technologies, Inc.(b)	549,779	43,504,012
Check Point Software Technologies Ltd.(b)	336,584	65,007,834
Dolby Laboratories, Inc., Cl. A	1,349,296	96,717,537
International Business Machines Corp.	304,348	74,105,695
		279,335,078
Technology Hardware & Equipment — 4.1%
Cisco Systems, Inc.	3,919,097	270,770,412
TE Connectivity PLC	502,510	103,768,315
		374,538,727
4

Description	Shares	Value ($)
Common Stocks — 99.1% (continued)
Telecommunication Services — 2.6%
AT&T, Inc.	8,222,632	240,840,891
Transportation — 3.1%
CSX Corp.	3,790,751	123,237,315
Delta Air Lines, Inc.	1,653,021	102,123,637
FedEx Corp.	261,092	60,330,529
		285,691,481
Utilities — .7%
Constellation Energy Corp.	215,266	66,297,623
Total Common Stocks (cost $7,815,199,294)		9,065,765,038

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $58,507,925)	4.41	58,507,925	58,507,925
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $3,969,923)	4.41	3,969,923	3,969,923
Total Investments (cost $7,877,677,142)		99.8%	9,128,242,886
Cash and Receivables (Net)		.2%	16,410,923
Net Assets		100.0%	9,144,653,809

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $202,924,846 and the value of the collateral was
$210,684,869, consisting of cash collateral of $3,969,923 and U.S. Government & Agency securities valued at $206,714,946.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	37,223,863	1,991,994,242	(1,970,710,180)	58,507,925	1,778,913
5

SCHEDULE OF INVESTMENTS (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	1,434,015	528,659,151	(526,123,243)	3,969,923	154,469††
Total - .7%	38,657,878	2,520,653,393	(2,496,833,423)	62,477,848	1,933,382

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $202,924,846)—Note 1(c):
Unaffiliated issuers	7,815,199,294	9,065,765,038
Affiliated issuers	62,477,848	62,477,848
Cash		2,007
Receivable for investment securities sold		35,228,892
Dividends and securities lending income receivable		17,038,694
Receivable for shares of Common Stock subscribed		7,325,784
Tax reclaim receivable—Note 1(b)		630,951
Prepaid expenses		160,608
		9,188,629,822
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		4,822,331
Payable for investment securities purchased		29,076,626
Payable for shares of Common Stock redeemed		4,679,417
Liability for securities on loan—Note 1(c)		3,969,923
Directors’ fees and expenses payable		119,075
Other accrued expenses		1,308,641
		43,976,013
Net Assets ($)		9,144,653,809
Composition of Net Assets ($):
Paid-in capital		7,454,020,629
Total distributable earnings (loss)		1,690,633,180
Net Assets ($)		9,144,653,809

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,432,827,798	101,744,848	6,981,283,101	628,798,062
Shares Outstanding	29,021,946	2,386,977	140,155,565	12,654,969
Net Asset Value Per Share ($)	49.37	42.62	49.81	49.69
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Year Ended August 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $88,082 foreign taxes withheld at source):
Unaffiliated issuers	150,623,791
Affiliated issuers	1,778,913
Affiliated income net of rebates from securities lending—Note 1(c)	154,469
Interest	34,677
Total Income	152,591,850
Expenses:
Management fee—Note 3(a)	45,678,850
Shareholder servicing costs—Note 3(c)	8,639,511
Directors’ fees and expenses—Note 3(d)	696,492
Distribution Plan fees—Note 3(b)	619,982
Registration fees	607,893
Prospectus and shareholders’ reports	289,464
Loan commitment fees—Note 2	178,092
Custodian fees—Note 3(c)	102,334
Professional fees	96,475
Chief Compliance Officer fees—Note 3(c)	28,227
Interest expense—Note 2	22,067
Shareholder and regulatory reports service fees—Note 3(c)	8,583
Miscellaneous	309,455
Total Expenses	57,277,425
Less—reduction in expenses due to undertaking—Note 3(a)	(1,446,660)
Less—reduction in fees due to earnings credits—Note 3(c)	(20,930)
Net Expenses	55,809,835
Net Investment Income	96,782,015
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	612,135,414
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	245,895,021
Net Realized and Unrealized Gain (Loss) on Investments	858,030,435
Net Increase in Net Assets Resulting from Operations	954,812,450
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
Operations ($):
Net investment income	96,782,015	58,037,550
Net realized gain (loss) on investments	612,135,414	289,512,222
Net change in unrealized appreciation (depreciation) on investments	245,895,021	655,754,173
Net Increase (Decrease) in Net Assets Resulting from Operations	954,812,450	1,003,303,945
Distributions ($):
Distributions to shareholders:
Class A	(98,101,893)	(52,081,891)
Class C	(6,103,872)	(1,834,464)
Class I	(400,744,446)	(127,505,121)
Class Y	(36,911,478)	(15,087,998)
Total Distributions	(541,861,689)	(196,509,474)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	216,733,110	213,686,487
Class C	37,814,183	32,082,454
Class I	3,250,238,383	2,976,555,683
Class Y	248,908,307	174,208,953
Distributions reinvested:
Class A	90,408,160	48,179,387
Class C	5,714,470	1,760,950
Class I	380,724,002	121,882,943
Class Y	33,365,600	12,584,536
Cost of shares redeemed:
Class A	(192,656,454)	(190,537,802)
Class C	(11,609,353)	(7,978,079)
Class I	(1,645,339,144)	(856,270,424)
Class Y	(125,774,283)	(78,865,202)
Increase (Decrease) in Net Assets from Capital Stock Transactions	2,288,526,981	2,447,289,886
Total Increase (Decrease) in Net Assets	2,701,477,742	3,254,084,357
Net Assets ($):
Beginning of Period	6,443,176,067	3,189,091,710
End of Period	9,144,653,809	6,443,176,067
9

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	4,687,965	5,009,362
Shares issued for distributions reinvested	1,929,737	1,231,894
Shares redeemed	(4,152,263)	(4,449,421)
Net Increase (Decrease) in Shares Outstanding	2,465,439	1,791,835
Class C(a)
Shares sold	943,418	849,896
Shares issued for distributions reinvested	140,508	51,161
Shares redeemed	(289,919)	(214,415)
Net Increase (Decrease) in Shares Outstanding	794,007	686,642
Class I(b)
Shares sold	70,027,961	69,722,669
Shares issued for distributions reinvested	8,069,606	3,096,619
Shares redeemed	(35,510,015)	(19,900,770)
Net Increase (Decrease) in Shares Outstanding	42,587,552	52,918,518
Class Y(b)
Shares sold	5,380,193	4,074,798
Shares issued for distributions reinvested	709,303	320,625
Shares redeemed	(2,664,843)	(1,853,961)
Net Increase (Decrease) in Shares Outstanding	3,424,653	2,541,462

(a)
During the period ended August 31, 2025, 823 Class C shares representing $33,353 were automatically converted to 713 Class A shares and during the period ended August 31, 2024, 929 Class C shares representing $34,672 were automatically converted to 817 Class A shares.

(b)
During the period ended August 31, 2025, 10,128 Class A shares representing $470,359 were exchanged for 10,046 Class I shares and 9,744 Class Y shares representing $458,176 were exchanged for 9,719 Class I shares. During the period ended August 31, 2024, 20,238 Class A shares representing $929,038 were exchanged for 20,075 Class I shares, 781 Class A shares representing $32,657 were exchanged for 778 Class Y shares and 16,041 Class Y shares representing
$688,093 were exchanged for 16,001 Class I shares.

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	47.52	41.26	39.43	47.84	33.28
Investment Operations:
Net investment income(a)	.50	.45	.38	.32	.36
Net realized and unrealized gain (loss) on investments	5.03	7.90	4.99	.86	15.20
Total from Investment Operations	5.53	8.35	5.37	1.18	15.56
Distributions:
Dividends from net investment income	(.43 )	(.32 )	(.28 )	(.46 )	(.22 )
Dividends from net realized gain on investments	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )
Total Distributions	(3.68)	(2.09)	(3.54)	(9.59)	(1.00)
Net asset value, end of period	49.37	47.52	41.26	39.43	47.84
Total Return (%)(b)	12.09	21.30	14.27	2.34	47.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.95	.94	.94	.95
Ratio of net expenses to average net assets(c)	.93 (d)	.93 (d)	.93 (d)	.93	.93
Ratio of net investment income to average net assets(c)	1.07 (d)	1.04 (d)	.97 (d)	.76	.88
Portfolio Turnover Rate	95.20	90.65	106.44	115.23	108.10
Net Assets, end of period ($ x 1,000)	1,432,828	1,261,867	1,021,797	896,291	881,741

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	41.59	36.42	35.34	43.80	30.58
Investment Operations:
Net investment income(a)	.13	.11	.08	.01	.04
Net realized and unrealized gain (loss) on investments	4.37	6.94	4.42	.79	13.96
Total from Investment Operations	4.50	7.05	4.50	.80	14.00
Distributions:
Dividends from net investment income	(.22 )	(.11 )	(.16 )	(.13 )	-
Dividends from net realized gain on investments	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )
Total Distributions	(3.47)	(1.88)	(3.42)	(9.26)	(.78 )
Net asset value, end of period	42.62	41.59	36.42	35.34	43.80
Total Return (%)(b)	11.24	20.38	13.40	1.59	46.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71	1.71	1.73	1.72	1.73
Ratio of net expenses to average net assets(c)	1.68 (d)	1.68 (d)	1.68 (d)	1.68	1.68
Ratio of net investment income to average net assets(c)	.32 (d)	.29 (d)	.23 (d)	.02	.11
Portfolio Turnover Rate	95.20	90.65	106.44	115.23	108.10
Net Assets, end of period ($ x 1,000)	101,745	66,246	33,013	11,719	7,011

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Year Ended August 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	47.90	41.59	39.72	48.13	33.47
Investment Operations:
Net investment income(a)	.62	.57	.49	.43	.47
Net realized and unrealized gain (loss) on investments	5.09	7.93	5.02	.86	15.28
Total from Investment Operations	5.71	8.50	5.51	1.29	15.75
Distributions:
Dividends from net investment income	(.55 )	(.42 )	(.38 )	(.57 )	(.31 )
Dividends from net realized gain on investments	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )
Total Distributions	(3.80)	(2.19)	(3.64)	(9.70)	(1.09)
Net asset value, end of period	49.81	47.90	41.59	39.72	48.13
Total Return (%)	12.37	21.60	14.56	2.60	47.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.73	.72	.69	.70
Ratio of net expenses to average net assets(b)	.68 (c)	.68 (c)	.68 (c)	.68	.68
Ratio of net investment income to average net assets(b)	1.32 (c)	1.30 (c)	1.22 (c)	1.02	1.13
Portfolio Turnover Rate	95.20	90.65	106.44	115.23	108.10
Net Assets, end of period ($ x 1,000)	6,981,283	4,673,940	1,856,784	757,567	476,540

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	47.79	41.49	39.63	48.05	33.41
Investment Operations:
Net investment income(a)	.64	.57	.50	.45	.49
Net realized and unrealized gain (loss) on investments	5.08	7.94	5.01	.85	15.25
Total from Investment Operations	5.72	8.51	5.51	1.30	15.74
Distributions:
Dividends from net investment income	(.57 )	(.44 )	(.39 )	(.59 )	(.32 )
Dividends from net realized gain on investments	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )
Total Distributions	(3.82)	(2.21)	(3.65)	(9.72)	(1.10)
Net asset value, end of period	49.69	47.79	41.49	39.63	48.05
Total Return (%)	12.42	21.67	14.60	2.64	48.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63	.64	.64	.63	.64
Ratio of net expenses to average net assets	.63 (b)	.63 (b)	.63 (b)	.63	.64
Ratio of net investment income to average net assets	1.37 (b)	1.34 (b)	1.26 (b)	1.04	1.18
Portfolio Turnover Rate	95.20	90.65	106.44	115.23	108.10
Net Assets, end of period ($ x 1,000)	628,798	441,123	277,499	240,726	338,408

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Dynamic Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
15

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	9,065,765,038	—	—	9,065,765,038
Investment Companies	62,477,848	—	—	62,477,848
	9,128,242,886	—	—	9,128,242,886

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign
16

NOTES TO FINANCIAL STATEMENTS (continued)
exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2025, BNY earned $21,062  from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	202,924,846
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(202,924,846)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in
17

NOTES TO FINANCIAL STATEMENTS (continued)
financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,701,380, undistributed capital gains $503,217,359 and unrealized appreciation $1,183,714,441.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows: ordinary income $150,348,925 and $35,499,698, and long-term capital gains $391,512,764 and $161,009,776, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY
18

NOTES TO FINANCIAL STATEMENTS (continued)
Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended August 31, 2025, the fund was charged $22,067 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2025 was approximately $415,068 with a related weighted average annualized interest rate of 5.32%. As of August 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .68% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,446,660 during the period ended August 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .288% of the value of the fund’s average daily net assets.
During the period ended August 31, 2025, the Distributor retained $111,966 from commissions earned on sales of the fund’s Class A shares and $8,191 and $19,337 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2025, Class C shares were charged $619,982 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2025, Class A and Class C shares were charged $3,295,669 and $206,661, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2025, the fund was charged $130,431 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $20,930.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2025, the fund was charged $102,334 pursuant to the custody agreement.
During the period ended August 31, 2025, the fund was charged $28,227 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
19

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2025, the Custodian was compensated $8,583 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $4,529,896, Distribution Plan fees of $63,042, Shareholder Services Plan fees of $319,302, Custodian fees of $31,200, Chief Compliance Officer fees of $4,796, Transfer Agent fees of $26,948 and Shareholder and regulatory reports service fees of $6,667, which are offset against an expense reimbursement currently in effect in the amount of $159,520.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2025, amounted to $9,069,967,603 and $7,250,672,468, respectively.
At August 31, 2025, the cost of investments for federal income tax purposes was $7,944,540,779; accordingly, accumulated net unrealized appreciation on investments was $1,183,702,107, consisting of $1,367,207,791 gross unrealized appreciation and $183,505,684 gross unrealized depreciation.
20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Dynamic Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Dynamic Value Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2025
21

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended August 31, 2025 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $150,348,925 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. The fund also hereby reports $2.7287 per share as a long-term capital gain distribution and $.5217 per share as a short-term capital gain distribution paid on December 4, 2024.
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
23

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
24

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $724,719.
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional multi-cap value funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional multi-cap value funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional multi-cap value funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods and ranked first in the Performance Group for the one-, three-, four-, and ten-year periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the Russell 1000 Value Index in nine of the ten calendar years shown. The Board noted that the fund had a five star rating for each of the three- and five-year periods and a five star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
26

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..68%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
27

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
28

© 2025 BNY Mellon Securities Corporation
Code-0257NCSRAR0825

BNY Mellon Opportunistic Midcap Value Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

Class	Ticker
A	DMCVX
C	DVLCX
I	DVLIX
Y	DMCYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Opportunistic Midcap Value Fund
SCHEDULE OF INVESTMENTS
August 31, 2025

Description	Shares	Value ($)
Common Stocks — 96.3%
Banks — 3.5%
Columbia Banking System, Inc.(a)	179,483	4,804,760
First Horizon Corp.	391,640	8,851,064
		13,655,824
Capital Goods — 12.6%
AECOM	43,618	5,447,452
Carlisle Cos., Inc.	14,895	5,747,832
Carrier Global Corp.	88,757	5,786,956
Flowserve Corp.	119,257	6,399,331
FTAI Aviation Ltd.	38,266	5,887,224
Hubbell, Inc.	13,387	5,769,663
Johnson Controls International PLC(a)	18,352	1,961,645
Quanta Services, Inc.	19,444	7,349,054
The Timken Company	62,261	4,808,417
		49,157,574
Commercial & Professional Services — 4.5%
CACI International, Inc., Cl. A(b)	10,401	4,989,568
Clean Harbors, Inc.(b)	27,877	6,752,088
Equifax, Inc.	23,516	5,791,991
		17,533,647
Consumer Discretionary Distribution & Retail — 2.7%
Burlington Stores, Inc.(b)	17,418	5,063,064
The Gap, Inc.	244,372	5,378,628
		10,441,692
Consumer Durables & Apparel — 2.6%
Hasbro, Inc.	76,955	6,246,437
Skechers USA, Inc., Cl. A(b)	62,213	3,924,396
		10,170,833
Consumer Services — 5.6%
Aramark	104,254	4,077,374
Expedia Group, Inc.	31,900	6,852,120
Grand Canyon Education, Inc.(b)	26,185	5,278,110
Las Vegas Sands Corp.	95,384	5,496,980
		21,704,584
Energy — 4.7%
Antero Resources Corp.(b)	160,628	5,127,246
Diamondback Energy, Inc.	46,089	6,856,200
Valero Energy Corp.	42,122	6,402,965
		18,386,411
Equity Real Estate Investment Trusts — 7.0%
Digital Realty Trust, Inc.(c)	32,029	5,369,342
Federal Realty Investment Trust(c)	58,863	5,918,675
Healthpeak Properties, Inc.(c)	339,939	6,098,506
Lineage, Inc.(a),(c)	90,828	3,806,601
Weyerhaeuser Co.(c)	232,581	6,016,870
		27,209,994
Financial Services — 10.2%
Block, Inc.(b)	97,443	7,760,360
Fidelity National Information Services, Inc.	84,702	5,913,047
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 96.3% (continued)
Financial Services — 10.2% (continued)
LPL Financial Holdings, Inc.	15,274	5,567,068
Rocket Cos., Inc., Cl. A(a)	465,799	8,277,248
SLM Corp.	178,559	5,585,325
Voya Financial, Inc.	87,830	6,595,155
		39,698,203
Food, Beverage & Tobacco — 2.5%
Molson Coors Beverage Co., Cl. B	101,548	5,127,159
Tyson Foods, Inc., Cl. A	83,526	4,742,606
		9,869,765
Health Care Equipment & Services — 4.4%
Encompass Health Corp.	45,787	5,575,025
Globus Medical, Inc., Cl. A(b)	93,374	5,721,025
Labcorp Holdings, Inc.	20,565	5,716,864
		17,012,914
Household & Personal Products — 3.2%
Kenvue, Inc.	297,982	6,171,207
The Estee Lauder Companies, Inc., Cl. A	66,374	6,088,487
		12,259,694
Insurance — 3.7%
Assurant, Inc.	40,999	8,839,794
RenaissanceRe Holdings Ltd.	23,033	5,596,789
		14,436,583
Materials — 9.7%
Axalta Coating Systems Ltd.(b)	123,479	3,859,953
CRH PLC	57,718	6,519,248
Crown Holdings, Inc.	48,508	4,820,725
Freeport-McMoRan, Inc.	91,994	4,084,534
International Paper Co.	101,497	5,042,371
Newmont Corp.	116,035	8,633,004
The Mosaic Company	148,979	4,975,899
		37,935,734
Media & Entertainment — 3.0%
Omnicom Group, Inc.	71,380	5,591,195
Pinterest, Inc., Cl. A(b)	168,855	6,185,159
		11,776,354
Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
BioNTech SE, ADR(a),(b)	41,772	4,177,200
Elanco Animal Health, Inc.(b)	246,368	4,520,853
		8,698,053
Semiconductors & Semiconductor Equipment — 2.8%
Onto Innovation, Inc.(b)	43,735	4,635,910
Rambus, Inc.(b)	86,653	6,392,392
		11,028,302
Software & Services — 4.7%
Check Point Software Technologies Ltd.(b)	15,438	2,981,695
Cognizant Technology Solutions Corp., Cl. A	62,068	4,484,413
Dolby Laboratories, Inc., Cl. A	93,992	6,737,347
Monday.com Ltd.(b)	21,429	4,135,797
		18,339,252
Transportation — 1.0%
Knight-Swift Transportation Holdings, Inc.	91,749	4,027,781
4

Description	Shares	Value ($)
Common Stocks — 96.3% (continued)
Utilities — 5.7%
Constellation Energy Corp.	18,524	5,705,022
Dominion Energy, Inc.	140,992	8,445,421
Exelon Corp.	184,230	8,047,166
		22,197,609
Total Common Stocks (cost $300,887,462)		375,540,803
Private Equity — 1.4%
Software & Services — 1.4%
Databricks, Inc., Ser. H (b),(d)	32,643	4,896,450
Databricks, Inc., Ser. I (b),(d)	2,689	403,350
Total Private Equity (cost $2,596,384)		5,299,800

	1-Day Yield (%)
Investment Companies — 2.5%
Registered Investment Companies — 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $9,913,245)	4.41	9,913,245	9,913,245
Investment of Cash Collateral for Securities Loaned — 3.7%
Registered Investment Companies — 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $14,521,229)	4.41	14,521,229	14,521,229
Total Investments (cost $327,918,320)		103.9%	405,275,077
Liabilities, Less Cash and Receivables		(3.9%)	(15,350,993)
Net Assets		100.0%	389,924,084

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $18,229,760 and the value of the collateral was
$18,770,823, consisting of cash collateral of $14,521,229 and U.S. Government & Agency securities valued at $4,249,594.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at August 31, 2025. These securities were valued at $5,299,800 or 1.4% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.5%	7,718,784	109,948,097	(107,753,636)	9,913,245	470,433
5

SCHEDULE OF INVESTMENTS (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.7%	8,306,925	67,416,169	(61,201,865)	14,521,229	169,640††
Total - 6.2%	16,025,709	177,364,266	(168,955,501)	24,434,474	640,073

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $18,229,760)—Note 1(c):
Unaffiliated issuers	303,483,846	380,840,603
Affiliated issuers	24,434,474	24,434,474
Cash		74
Receivable for investment securities sold		3,737,019
Dividends and securities lending income receivable		548,981
Receivable for shares of Common Stock subscribed		105,496
Tax reclaim receivable—Note 1(b)		5,626
Prepaid expenses		46,751
		409,719,024
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		323,175
Liability for securities on loan—Note 1(c)		14,521,229
Payable for investment securities purchased		4,462,486
Payable for shares of Common Stock redeemed		344,514
Directors’ fees and expenses payable		7,265
Other accrued expenses		136,271
		19,794,940
Net Assets ($)		389,924,084
Composition of Net Assets ($):
Paid-in capital		284,592,139
Total distributable earnings (loss)		105,331,945
Net Assets ($)		389,924,084

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	277,155,507	1,984,856	108,558,551	2,225,170
Shares Outstanding	8,544,044	83,716	3,367,685	68,940
Net Asset Value Per Share ($)	32.44	23.71	32.24	32.28
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Year Ended August 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $31,347 foreign taxes withheld at source):
Unaffiliated issuers	6,007,139
Affiliated issuers	470,433
Affiliated income net of rebates from securities lending—Note 1(c)	169,640
Interest	397
Total Income	6,647,609
Expenses:
Management fee—Note 3(a)	2,922,972
Shareholder servicing costs—Note 3(c)	1,088,405
Professional fees	89,108
Registration fees	71,565
Prospectus and shareholders’ reports	36,687
Directors’ fees and expenses—Note 3(d)	34,805
Chief Compliance Officer fees—Note 3(c)	24,797
Distribution Plan fees—Note 3(b)	20,939
Loan commitment fees—Note 2	9,168
Shareholder and regulatory reports service fees—Note 3(c)	8,583
Custodian fees—Note 3(c)	7,245
Miscellaneous	37,563
Total Expenses	4,351,837
Less—reduction in fees due to earnings credits—Note 3(c)	(6,305)
Net Expenses	4,345,532
Net Investment Income	2,302,077
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	28,323,599
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(3,925,529)
Net Realized and Unrealized Gain (Loss) on Investments	24,398,070
Net Increase in Net Assets Resulting from Operations	26,700,147
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
Operations ($):
Net investment income	2,302,077	1,651,645
Net realized gain (loss) on investments	28,323,599	43,583,430
Net change in unrealized appreciation (depreciation) on investments	(3,925,529)	16,895,159
Net Increase (Decrease) in Net Assets Resulting from Operations	26,700,147	62,130,234
Distributions ($):
Distributions to shareholders:
Class A	(27,077,977)	(10,956,006)
Class C	(384,529)	(194,284)
Class I	(10,315,790)	(4,221,736)
Class Y	(196,030)	(143,598)
Total Distributions	(37,974,326)	(15,515,624)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	7,430,006	8,276,677
Class C	72,319	85,011
Class I	14,946,866	10,142,296
Class Y	954,270	1,966,813
Distributions reinvested:
Class A	25,745,371	10,346,506
Class C	374,704	191,640
Class I	9,843,011	4,026,401
Class Y	109,612	72,877
Cost of shares redeemed:
Class A	(40,160,828)	(42,574,320)
Class C	(1,998,043)	(1,952,446)
Class I	(23,845,669)	(20,950,255)
Class Y	(1,929,108)	(1,512,502)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(8,457,489)	(31,881,302)
Total Increase (Decrease) in Net Assets	(19,731,668)	14,733,308
Net Assets ($):
Beginning of Period	409,655,752	394,922,444
End of Period	389,924,084	409,655,752
9

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	236,943	271,547
Shares issued for distributions reinvested	809,349	357,145
Shares redeemed	(1,280,481)	(1,388,194)
Net Increase (Decrease) in Shares Outstanding	(234,189)	(759,502)
Class C(b)
Shares sold	3,111	3,604
Shares issued for distributions reinvested	16,020	8,683
Shares redeemed	(85,120)	(83,832)
Net Increase (Decrease) in Shares Outstanding	(65,989)	(71,545)
Class I(a)
Shares sold	486,839	329,501
Shares issued for distributions reinvested	311,784	139,951
Shares redeemed	(761,402)	(690,044)
Net Increase (Decrease) in Shares Outstanding	37,221	(220,592)
Class Y
Shares sold	31,411	66,501
Shares issued for distributions reinvested	3,471	2,533
Shares redeemed	(59,553)	(48,346)
Net Increase (Decrease) in Shares Outstanding	(24,671)	20,688

(a)	During the period ended August 31, 2025, 1,201 Class A shares representing $38,892 were exchanged for 1,208 Class I shares.
(b)	During the period ended August 31, 2024, 480 Class C shares representing $10,892 were automatically converted to 368 Class A shares.
See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	33.31	29.67	29.73	35.79	26.76
Investment Operations:
Net investment income(a)	.17	.11	.18	.08	.01
Net realized and unrealized gain (loss) on investments	2.14	4.71	1.66	(2.00)	9.05
Total from Investment Operations	2.31	4.82	1.84	(1.92)	9.06
Distributions:
Dividends from net investment income	(.12 )	(.19 )	(.08 )	(.01 )	(.03 )
Dividends from net realized gain on investments	(3.06)	(.99 )	(1.82)	(4.13)	-
Total Distributions	(3.18)	(1.18)	(1.90)	(4.14)	(.03 )
Net asset value, end of period	32.44	33.31	29.67	29.73	35.79
Total Return (%)	7.13	16.86	6.56	(6.05)	33.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16	1.17	1.16	1.14	1.14
Ratio of net expenses to average net assets	1.16 (b)	1.16 (b)	1.13 (b),(c)	1.12 (c)	1.14
Ratio of net investment income to average net assets	.54 (b)	.37 (b)	.62 (b),(c)	.25 (c)	.04
Portfolio Turnover Rate	64.98	58.67	32.73	28.31	63.23
Net Assets, end of period ($ x 1,000)	277,156	292,432	282,947	293,476	347,690

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	25.24	22.75	23.34	29.19	21.97
Investment Operations:
Net investment (loss)(a)	(.07 )	(.10 )	(.03 )	(.14 )	(.20 )
Net realized and unrealized gain (loss) on investments	1.60	3.58	1.26	(1.58)	7.42
Total from Investment Operations	1.53	3.48	1.23	(1.72)	7.22
Distributions:
Dividends from net realized gain on investments	(3.06)	(.99 )	(1.82)	(4.13)	-
Net asset value, end of period	23.71	25.24	22.75	23.34	29.19
Total Return (%)	6.23	15.92	5.67	(6.79)	32.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99	1.98	1.97	1.94	1.94
Ratio of net expenses to average net assets	1.99 (b)	1.97 (b)	1.94 (b),(c)	1.92 (c)	1.94
Ratio of net investment (loss) to average net assets	(.28 )(b)	(.44 )(b)	(.16 )(b),(c)	(.54 )(c)	(.75 )
Portfolio Turnover Rate	64.98	58.67	32.73	28.31	63.23
Net Assets, end of period ($ x 1,000)	1,985	3,778	5,033	8,094	15,035

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
12

	Year Ended August 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	33.13	29.51	29.60	35.65	26.65
Investment Operations:
Net investment income(a)	.23	.17	.24	.15	.08
Net realized and unrealized gain (loss) on investments	2.13	4.69	1.64	(1.99)	9.01
Total from Investment Operations	2.36	4.86	1.88	(1.84)	9.09
Distributions:
Dividends from net investment income	(.19 )	(.25 )	(.15 )	(.08 )	(.09 )
Dividends from net realized gain on investments	(3.06)	(.99 )	(1.82)	(4.13)	-
Total Distributions	(3.25)	(1.24)	(1.97)	(4.21)	(.09 )
Net asset value, end of period	32.24	33.13	29.51	29.60	35.65
Total Return (%)	7.30	17.11	6.73	(5.84)	34.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98	.97	.97	.94	.94
Ratio of net expenses to average net assets	.98 (b)	.96 (b)	.94 (b),(c)	.92 (c)	.94
Ratio of net investment income to average net assets	.73 (b)	.57 (b)	.83 (b),(c)	.45 (c)	.24
Portfolio Turnover Rate	64.98	58.67	32.73	28.31	63.23
Net Assets, end of period ($ x 1,000)	108,559	110,340	104,788	119,238	146,592

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	33.17	29.55	29.63	35.70	26.69
Investment Operations:
Net investment income(a)	.27	.21	.26	.21	.12
Net realized and unrealized gain (loss) on investments	2.12	4.69	1.66	(2.03)	9.02
Total from Investment Operations	2.39	4.90	1.92	(1.82)	9.14
Distributions:
Dividends from net investment income	(.22 )	(.29 )	(.18 )	(.12 )	(.13 )
Dividends from net realized gain on investments	(3.06)	(.99 )	(1.82)	(4.13)	-
Total Distributions	(3.28)	(1.28)	(2.00)	(4.25)	(.13 )
Net asset value, end of period	32.28	33.17	29.55	29.63	35.70
Total Return (%)	7.43	17.20	6.89	(5.78)	34.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.86	.86	.83	.83
Ratio of net expenses to average net assets	.86 (b)	.85 (b)	.83 (b),(c)	.81 (c)	.83
Ratio of net investment income to average net assets	.85 (b)	.68 (b)	.92 (b),(c)	.65 (c)	.36
Portfolio Turnover Rate	64.98	58.67	32.73	28.31	63.23
Net Assets, end of period ($ x 1,000)	2,225	3,105	2,155	1,781	5,634

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Opportunistic Midcap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek to surpass the performance of the Russell Midcap® Value Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (175 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
15

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
16

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	375,540,803	—	—	375,540,803
Equity Securities - Private Equity	—	—	5,299,800	5,299,800
Investment Companies	24,434,474	—	—	24,434,474
	399,975,277	—	5,299,800	405,275,077

†	See Schedule of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 8/31/2024†	3,054,098
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	2,245,702
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 8/31/2025†	5,299,800
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 8/31/2025	2,245,702

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of August 31, 2025.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	5,299,800	Market Approach	Transaction Price	$150

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
17

NOTES TO FINANCIAL STATEMENTS (continued)
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2025, BNY earned $23,131  from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	18,229,760
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(18,229,760)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as
18

NOTES TO FINANCIAL STATEMENTS (continued)
amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,349,220, undistributed capital gains $26,680,192 and unrealized appreciation $76,302,533.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows: ordinary income $1,924,307 and $2,680,360, and long-term capital gains $36,050,019 and $12,835,264, respectively.
During the period ended August 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $1,380,411 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
19

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended August 31, 2025, the Distributor retained $900 from commissions earned on sales of the fund’s Class A shares and $54 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2025, Class C shares were charged $20,939 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2025, Class A and Class C shares were charged $696,447 and $6,980, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2025, the fund was charged $37,989 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $6,305.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2025, the fund was charged $7,245 pursuant to the custody agreement.
During the period ended August 31, 2025, the fund was charged $24,797 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2025, the Custodian was compensated $8,583 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $245,451, Distribution Plan fees of $1,287, Shareholder Services Plan fees of $58,622, Custodian fees of $1,600, Chief Compliance Officer fees of $3,258, Transfer Agent fees of $6,290 and Shareholder and regulatory reports service fees of $6,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2025, amounted to $247,416,565 and $292,193,769, respectively.
20

NOTES TO FINANCIAL STATEMENTS (continued)
At August 31, 2025, the cost of investments for federal income tax purposes was $328,972,799; accordingly, accumulated net unrealized appreciation on investments was $76,302,278, consisting of $83,417,020 gross unrealized appreciation and $7,114,742 gross unrealized depreciation.
21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Opportunistic Midcap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2025
22

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended August 31, 2025 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,924,307 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. The fund also hereby reports $3.0372 per share as a long-term capital gain distribution and $.0227 per share as a short-term capital gain distribution paid December 11, 2024.
23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
24

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
25

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $59,602.
26

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mid-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mid-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional mid-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and the Performance Universe medians for all periods, except for the three- and five-year periods when the fund’s total return performance was above the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the primary portfolio manager was very experienced with a good long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the
27

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a four-star rating for the three-year period from Morningstar based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Client”), and explained the nature of the Similar Client. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Client to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
28

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
29

© 2025 BNY Mellon Securities Corporation
Code-0258NCSRAR0825

BNY Mellon Opportunistic Small Cap Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

Class	Ticker
Investor	DSCVX
I	DOPIX
Y	DSCYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Opportunistic Small Cap Fund
SCHEDULE OF INVESTMENTS
August 31, 2025

Description	Shares	Value ($)
Common Stocks — 96.9%
Automobiles & Components — .7%
Visteon Corp.	12,260	1,519,750
Banks — 16.8%
Banc of California, Inc.	188,371	3,187,237
BankUnited, Inc.	73,558	2,882,738
Columbia Banking System, Inc.(a)	121,991	3,265,699
First Busey Corp.	144,871	3,578,314
First Horizon Corp.	216,644	4,896,154
First Merchants Corp.	60,776	2,523,420
Metropolitan Bank Holding Corp.	17,644	1,400,757
Origin Bancorp, Inc.	37,621	1,463,081
Seacoast Banking Corp. of Florida	78,852	2,453,086
Simmons First National Corp., Cl. A	109,470	2,274,787
SouthState Corp.	26,332	2,687,444
Stellar Bancorp, Inc.	51,422	1,589,968
Synovus Financial Corp.	46,704	2,410,393
Texas Capital Bancshares, Inc.(b)	49,075	4,248,423
		38,861,501
Capital Goods — 10.9%
Enerpac Tool Group Corp.	53,989	2,285,894
EnerSys	15,638	1,605,241
Enpro, Inc.	9,467	2,071,095
Flowserve Corp.	59,037	3,167,925
Fluor Corp.(b)	71,397	2,928,705
Gates Industrial Corp. PLC(b)	114,878	2,936,282
Hayward Holdings, Inc.(b)	84,192	1,353,807
Janus International Group, Inc.(b)	252,736	2,615,818
Matrix Service Co.(b)	97,674	1,477,808
MYR Group, Inc.(b)	11,342	2,124,016
NPK International, Inc.(b)	114,054	1,186,162
The Middleby Corp.(b)	10,999	1,505,213
		25,257,966
Commercial & Professional Services — 2.9%
ACV Auctions, Inc., Cl. A(b)	119,977	1,398,932
BlackSky Technology, Inc.(b)	46,101	809,534
KBR, Inc.	34,132	1,722,301
The Brink’s Company	25,462	2,852,763
		6,783,530
Consumer Discretionary Distribution & Retail — 1.5%
Ollie’s Bargain Outlet Holdings, Inc.(b)	17,525	2,222,871
Stitch Fix, Inc., Cl. A(b)	245,086	1,296,505
		3,519,376
Consumer Durables & Apparel — 5.5%
Cavco Industries, Inc.(b)	2,573	1,364,951
Figs, Inc., Cl. A(b)	252,031	1,776,818
Levi Strauss & Co., Cl. A	82,124	1,837,114
Malibu Boats, Inc., Cl. A(b)	65,647	2,179,480
Meritage Homes Corp.	16,260	1,263,239
Steven Madden Ltd.(a)	43,065	1,250,608

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Consumer Durables & Apparel — 5.5% (continued)
The Lovesac Company(b)	42,931	821,270
YETI Holdings, Inc.(a),(b)	61,829	2,173,908
		12,667,388
Consumer Services — 4.5%
First Watch Restaurant Group, Inc.(a),(b)	95,269	1,794,868
Genius Sports Ltd.(b)	360,820	4,614,888
Lindblad Expeditions Holdings, Inc.(b)	112,541	1,640,847
Perdoceo Education Corp.	72,870	2,385,764
		10,436,367
Energy — 5.4%
Centrus Energy Corp., Cl. A(a),(b)	6,487	1,308,622
CNX Resources Corp.(a),(b)	65,876	1,923,579
Crescent Energy Co., Cl. A	326,648	3,116,222
Liberty Energy, Inc.	135,991	1,529,899
PBF Energy, Inc., Cl. A	63,330	1,730,176
Viper Energy, Inc., Cl. A	72,203	2,876,928
		12,485,426
Equity Real Estate Investment Trusts — 4.1%
Americold Realty Trust, Inc.(c)	118,440	1,710,274
COPT Defense Properties(c)	54,843	1,578,382
EPR Properties(c)	49,285	2,673,711
NETSTREIT Corp.(a),(c)	63,880	1,168,365
Ryman Hospitality Properties, Inc.(c)	16,013	1,581,924
STAG Industrial, Inc.(c)	20,179	743,596
		9,456,252
Financial Services — 7.5%
Euronet Worldwide, Inc.(b)	18,330	1,708,173
HA Sustainable Infrastructure Capital, Inc.(a)	40,699	1,149,340
Marex Group PLC	42,157	1,490,672
Moelis & Co., Cl. A	32,212	2,322,807
PennyMac Financial Services, Inc.	21,901	2,411,300
PJT Partners, Inc., Cl. A	15,826	2,832,854
SLM Corp.	98,278	3,074,136
Voya Financial, Inc.	32,448	2,436,520
		17,425,802
Food, Beverage & Tobacco — 1.4%
J & J Snack Foods Corp.	11,316	1,262,526
Nomad Foods Ltd.	125,004	1,942,562
		3,205,088
Health Care Equipment & Services — 4.8%
Acadia Healthcare Co., Inc.(b)	57,279	1,315,126
Addus HomeCare Corp.(b)	9,302	1,071,311
Certara, Inc.(a),(b)	104,578	1,133,625
Envista Holdings Corp.(b)	64,649	1,369,266
Evolent Health, Inc., Cl. A(a),(b)	134,352	1,296,497
Privia Health Group, Inc.(b)	138,793	3,197,791
The Ensign Group, Inc.	10,175	1,747,861
		11,131,477
Household & Personal Products — .8%
Spectrum Brands Holdings, Inc.	30,641	1,746,231

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Insurance — 1.1%
The Baldwin Insurance Group, Inc.(a),(b)	78,419	2,483,530
Materials — 4.3%
Alamos Gold, Inc., Cl. A	131,490	4,003,870
Alcoa Corp.	55,026	1,771,287
Knife River Corp.(a),(b)	30,945	2,506,545
Methanex Corp.	48,356	1,717,122
		9,998,824
Media & Entertainment — 3.5%
John Wiley & Sons, Inc., Cl. A	66,462	2,697,028
Magnite, Inc.(a),(b)	175,270	4,548,257
Starz Entertainment Corp.(b)	61,564	786,172
		8,031,457
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
Alkermes PLC(b)	65,675	1,902,605
Insmed, Inc.(b)	44,985	6,122,458
KalVista Pharmaceuticals, Inc.(b)	87,522	1,178,046
Mirum Pharmaceuticals, Inc.(b)	35,424	2,616,771
Soleno Therapeutics, Inc.(b)	24,931	1,687,081
		13,506,961
Semiconductors & Semiconductor Equipment — 3.1%
Cohu, Inc.(b)	92,150	1,833,785
Ichor Holdings Ltd.(b)	60,254	1,015,280
Synaptics, Inc.(b)	38,839	2,713,292
Ultra Clean Holdings, Inc.(b)	71,585	1,719,472
		7,281,829
Software & Services — 2.6%
Blackbaud, Inc.(b)	20,262	1,351,678
Dolby Laboratories, Inc., Cl. A	33,501	2,401,352
JFrog Ltd.(b)	47,812	2,360,478
		6,113,508
Technology Hardware & Equipment — 3.1%
Belden, Inc.	18,421	2,398,414
Lumentum Holdings, Inc.(a),(b)	10,263	1,363,029
nLight, Inc.(b)	40,639	1,170,403
Viavi Solutions, Inc.(b)	207,683	2,342,665
		7,274,511
Transportation — 3.3%
SkyWest, Inc.(b)	35,881	4,355,953
Strata Critical Medical, Inc.(b)	184,002	804,089
Sun Country Airlines Holdings, Inc.(b)	193,792	2,567,744
		7,727,786
Utilities — 3.3%
Clearway Energy, Inc., Cl. C(a)	115,334	3,438,107
ONE Gas, Inc.	30,003	2,295,229
TXNM Energy, Inc.	31,899	1,806,759
		7,540,095
Total Common Stocks (cost $176,776,671)		224,454,655
Private Equity — .9%
Consumer Staples Distribution & Retail — .4%
Supplying Demand, Inc., Ser. E (b),(d)	66,937	913,690

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Private Equity — .9% (continued)
Real Estate Management & Development — .1%
Roofstock, Ser. E (b),(d)	41,269	253,392
Software & Services — .4%
Locus Robotics, Ser. F (b),(d)	14,518	793,989
Total Private Equity (cost $2,487,392)		1,961,071

	1-Day Yield (%)
Investment Companies — 2.3%
Registered Investment Companies — 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $5,259,806)	4.41	5,259,806	5,259,806
Investment of Cash Collateral for Securities Loaned — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,591,903)	4.41	2,591,903	2,591,903
Total Investments (cost $187,115,772)		101.2%	234,267,435
Liabilities, Less Cash and Receivables		(1.2%)	(2,691,302)
Net Assets		100.0%	231,576,133

(a)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $21,329,995 and the value of the collateral was
$22,040,388, consisting of cash collateral of $2,591,903 and U.S. Government & Agency securities valued at $19,448,485.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at August 31, 2025. These securities were valued at $1,961,071 or .9% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.3%	4,454,683	76,663,603	(75,858,480)	5,259,806	203,173
Investment of Cash Collateral for Securities Loaned - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	3,602,976	57,091,741	(58,102,814)	2,591,903	32,724††
Total - 3.4%	8,057,659	133,755,344	(133,961,294)	7,851,709	235,897

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $21,329,995)—Note 1(c):
Unaffiliated issuers	179,264,063	226,415,726
Affiliated issuers	7,851,709	7,851,709
Dividends and securities lending income receivable		196,586
Receivable for shares of Common Stock subscribed		1,005
Tax reclaim receivable—Note 1(b)		297
Prepaid expenses		33,353
		234,498,676
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		185,984
Cash overdraft due to Custodian		89
Liability for securities on loan—Note 1(c)		2,591,903
Payable for shares of Common Stock redeemed		6,237
Directors’ fees and expenses payable		5,201
Other accrued expenses		133,129
		2,922,543
Net Assets ($)		231,576,133
Composition of Net Assets ($):
Paid-in capital		186,993,458
Total distributable earnings (loss)		44,582,675
Net Assets ($)		231,576,133

Net Asset Value Per Share	Investor Shares	Class I	Class Y
Net Assets ($)	204,131,907	15,597,791	11,846,435
Shares Outstanding	6,100,128	460,531	347,896
Net Asset Value Per Share ($)	33.46	33.87	34.05
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended August 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $10,845 foreign taxes withheld at source):
Unaffiliated issuers	2,945,655
Affiliated issuers	203,173
Affiliated income net of rebates from securities lending—Note 1(c)	32,724
Total Income	3,181,552
Expenses:
Management fee—Note 3(a)	1,740,173
Shareholder servicing costs—Note 3(b)	656,175
Professional fees	93,414
Registration fees	54,387
Prospectus and shareholders’ reports	29,149
Chief Compliance Officer fees—Note 3(b)	25,463
Directors’ fees and expenses—Note 3(c)	19,538
Shareholder and regulatory reports service fees—Note 3(b)	8,083
Custodian fees—Note 3(b)	7,861
Loan commitment fees—Note 2	6,147
Miscellaneous	36,463
Total Expenses	2,676,853
Less—reduction in expenses due to undertaking—Note 3(a)	(232,023)
Less—reduction in fees due to earnings credits—Note 3(b)	(7,761)
Net Expenses	2,437,069
Net Investment Income	744,483
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	12,792,261
Net change in unrealized appreciation (depreciation) on investments	(3,693,473)
Net Realized and Unrealized Gain (Loss) on Investments	9,098,788
Net Increase in Net Assets Resulting from Operations	9,843,271
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
Operations ($):
Net investment income	744,483	1,268,192
Net realized gain (loss) on investments	12,792,261	(14,584,450)
Net change in unrealized appreciation (depreciation) on investments	(3,693,473)	34,312,191
Net Increase (Decrease) in Net Assets Resulting from Operations	9,843,271	20,995,933
Distributions ($):
Distributions to shareholders:
Investor Shares	(1,018,031)	(3,041,860)
Class I	(127,090)	(310,779)
Class Y	(120,089)	(1,179,241)
Total Distributions	(1,265,210)	(4,531,880)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	1,600,575	1,169,819
Class I	1,392,550	2,811,579
Class Y	721,195	1,637,382
Distributions reinvested:
Investor Shares	969,934	2,899,342
Class I	125,218	307,556
Class Y	76,851	435,348
Cost of shares redeemed:
Investor Shares	(26,357,173)	(30,041,535)
Class I	(5,195,650)	(7,429,385)
Class Y	(11,801,478)	(66,564,999)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(38,467,978)	(94,774,893)
Total Increase (Decrease) in Net Assets	(29,889,917)	(78,310,840)
Net Assets ($):
Beginning of Period	261,466,050	339,776,890
End of Period	231,576,133	261,466,050

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2025	2024
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	51,877	40,362
Shares issued for distributions reinvested	29,525	104,594
Shares redeemed	(859,147)	(1,046,879)
Net Increase (Decrease) in Shares Outstanding	(777,745)	(901,923)
Class I(a)
Shares sold	45,058	96,609
Shares issued for distributions reinvested	3,770	10,969
Shares redeemed	(166,666)	(254,357)
Net Increase (Decrease) in Shares Outstanding	(117,838)	(146,779)
Class Y(a)
Shares sold	23,061	55,999
Shares issued for distributions reinvested	2,305	15,476
Shares redeemed	(373,378)	(2,274,216)
Net Increase (Decrease) in Shares Outstanding	(348,012)	(2,202,741)

(a)
During the period ended August 31, 2025, 6,916 Class Y shares representing $215,877 were exchanged for 6,948 Class I shares. During the period ended
August 31, 2024, 1,324 Investor shares representing $40,911 were exchanged for 1,307 Class I shares and 33,545 Class Y shares representing $971,862 were exchanged for 33,676 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Investor Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	32.00	29.64	29.83	37.97	27.26
Investment Operations:
Net investment income (loss)(a)	.09	.11	.09	(.05 )	(.13 )
Net realized and unrealized gain (loss) on investments	1.52	2.66	.84	(4.69)	10.91
Total from Investment Operations	1.61	2.77	.93	(4.74)	10.78
Distributions:
Dividends from net investment income	(.15 )	(.12 )	-	-	(.07 )
Dividends from net realized gain on investments	-	(.29 )	(1.12)	(3.40)	-
Total Distributions	(.15 )	(.41 )	(1.12)	(3.40)	(.07 )
Net asset value, end of period	33.46	32.00	29.64	29.83	37.97
Total Return (%)	5.05	9.54	3.36	(13.63)	39.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19	1.16	1.14	1.11	1.11
Ratio of net expenses to average net assets	1.08 (b),(c)	1.13 (b),(c)	1.12 (c)	1.11	1.11
Ratio of net investment income (loss) to average net assets	.29 (b),(c)	.38 (b),(c)	.32 (c)	(.14 )	(.37 )
Portfolio Turnover Rate	68.31	61.03	38.26	41.25	85.56
Net Assets, end of period ($ x 1,000)	204,132	220,082	230,628	240,926	318,464

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	32.40	30.01	30.14	38.25	27.45
Investment Operations:
Net investment income (loss)(a)	.15	.16	.15	.01	(.07 )
Net realized and unrealized gain (loss) on investments	1.55	2.69	.84	(4.72)	10.98
Total from Investment Operations	1.70	2.85	.99	(4.71)	10.91
Distributions:
Dividends from net investment income	(.23 )	(.17 )	-	-	(.11 )
Dividends from net realized gain on investments	-	(.29 )	(1.12)	(3.40)	-
Total Distributions	(.23 )	(.46 )	(1.12)	(3.40)	(.11 )
Net asset value, end of period	33.87	32.40	30.01	30.14	38.25
Total Return (%)	5.27	9.72	3.53	(13.44)	39.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	.99	.96	.93	.93
Ratio of net expenses to average net assets	.90 (b),(c)	.95 (b),(c)	.94 (c)	.93	.93
Ratio of net investment income (loss) to average net assets	.47 (b),(c)	.56 (b),(c)	.50 (c)	.03	(.19 )
Portfolio Turnover Rate	68.31	61.03	38.26	41.25	85.56
Net Assets, end of period ($ x 1,000)	15,598	18,740	21,765	26,191	25,047

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended August 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	32.54	30.15	30.23	38.32	27.51
Investment Operations:
Net investment income (loss)(a)	.18	.19	.18	.05	(.03 )
Net realized and unrealized gain (loss) on investments	1.56	2.70	.86	(4.74)	11.00
Total from Investment Operations	1.74	2.89	1.04	(4.69)	10.97
Distributions:
Dividends from net investment income	(.23 )	(.21 )	-	-	(.16 )
Dividends from net realized gain on investments	-	(.29 )	(1.12)	(3.40)	-
Total Distributions	(.23 )	(.50 )	(1.12)	(3.40)	(.16 )
Net asset value, end of period	34.05	32.54	30.15	30.23	38.32
Total Return (%)	5.37	9.84	3.69	(13.36)	39.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88	.86	.84	.82	.82
Ratio of net expenses to average net assets	.78 (b),(c)	.84 (b),(c)	.82 (c)	.82	.82
Ratio of net investment income (loss) to average net assets	.58 (b),(c)	.66 (b),(c)	.62 (c)	.15	(.08 )
Portfolio Turnover Rate	68.31	61.03	38.26	41.25	85.56
Net Assets, end of period ($ x 1,000)	11,846	22,644	87,384	110,795	170,407

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Opportunistic Small Cap Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value of  Common Stock. The fund currently has authorized three classes of shares: Investor (200 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Service Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	224,454,655	—	—	224,454,655

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Equity Securities - Private Equity	—	—	1,961,071	1,961,071
Investment Companies	7,851,709	—	—	7,851,709
	232,306,364	—	1,961,071	234,267,435

†	See Schedule of Investments for additional detailed categorizations, if any.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of August 31, 2025.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	1,961,071	Market Comparables Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(1.7%)/(1.7%)
			Revenue Multiple during the quarter	(5.2x)-(6.9x)/(6.5x)

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2025, BNY earned $4,457  from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of

NOTES TO FINANCIAL STATEMENTS (continued)
collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	21,329,995
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(21,329,995)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,390,862, accumulated capital losses $3,452,480 and unrealized appreciation $45,644,293.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $3,452,480 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows: ordinary income $1,265,210 and $1,468,332, and long-term capital gains $0 and $3,063,548, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is

NOTES TO FINANCIAL STATEMENTS (continued)
effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $232,023 during the period ended August 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.  The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2025, the fund was charged $502,503 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2025, the fund was charged $45,359 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $7,761.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2025, the fund was charged $7,861 pursuant to the custody agreement.
During the period ended August 31, 2025, the fund was charged $25,463 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2025, the Custodian was compensated $8,083 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $143,275, Shareholder Services Plan fees of $42,086, Custodian fees of $2,000, Chief Compliance Officer fees of $3,553, Transfer Agent fees of $7,484 and Shareholder and regulatory reports service fees of $6,333, which are offset against an expense reimbursement currently in effect in the amount of $18,747.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2025, amounted to $156,074,439 and $195,965,221, respectively.
At August 31, 2025, the cost of investments for federal income tax purposes was $188,623,142; accordingly, accumulated net unrealized appreciation on investments was $45,644,293, consisting of $56,701,637 gross unrealized appreciation and $11,057,344 gross unrealized depreciation.
NOTE 5—
Plan of Reorganization:
The fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the fund and BNY Mellon Small Cap Value Fund (the “Acquiring Fund”), a series of BNY Mellon Investment Funds I. The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class I shares and Class Y shares of the Acquiring Fund having an aggregate net asset value equal to the value of the fund’s net assets and the assumption by the Acquiring Fund of the stated liabilities of the fund, the distribution of the corresponding class of shares (with holders of Investor shares of the fund receiving Class A shares of the Acquiring Fund) of the Acquiring Fund to fund shareholders and the subsequent termination of the fund (the “Reorganization”).
Shareholders of the fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about February 13, 2026.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Opportunistic Small Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Opportunistic Small Cap Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 99.96% of the ordinary dividends paid during the fiscal year ended August 31, 2025 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,264,991 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $45,001.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor shares with the performance of a group of retail no-load small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load small-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and the Performance Universe medians for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted the Sub-Adviser’s efforts to improve performance going forward. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2025, to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising the one separate account or other type of client portfolio considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board agreed to closely monitor the fund’s performance and the Sub-Adviser’s efforts to improve performance, and determined to approve renewal of the Agreements through September 30, 2025.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements through September 30, 2025.
                                                                   **************************************************
At a meeting of the fund’s Board of Directors (the “Board”) held on August 21, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor shares with the performance of a group of retail no-load small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended June 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of other retail no-load small-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the six-month and one‑year periods and below the Performance Group median for all other periods, and was above the Performance Universe median for the six-month period and slightly below the Performance Universe median for the one-year period and below the Performance Universe median for all other periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the recent improvement in the fund’s total return performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2025, to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising the one separate account or other type of client portfolio considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s improved recent total return performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.

© 2025 BNY Mellon Securities Corporation
Code-0253NCSRAR0825

BNY Mellon Technology Growth Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

Class	Ticker
A	DTGRX
C	DTGCX
I	DGVRX
Y	DTEYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Technology Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2025

Description	Shares	Value ($)
Common Stocks — 96.6%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc. (a)	13,443	10,045,819
Application Software — 12.3%
Atlassian Corp., Cl. A (a)	31,222	5,550,647
Datadog, Inc., Cl. A (a)	38,039	5,199,170
HubSpot, Inc. (a)	16,998	8,212,924
Intuit, Inc.	26,130	17,428,710
Klaviyo, Inc., Cl. A (a)	218,754	7,096,380
Synopsys, Inc. (a)	14,267	8,610,420
		52,098,251
Broadline Retail — 9.3%
Alibaba Group Holding Ltd., ADR	52,745	7,120,576
Amazon.com, Inc. (a)	86,841	19,886,589
MercadoLibre, Inc. (a)	1,776	4,391,888
PDD Holdings, Inc., ADR (a)	66,245	7,963,974
		39,363,027
Interactive Media & Services — 9.5%
Alphabet, Inc., Cl. C	56,334	12,028,999
Meta Platforms, Inc., Cl. A	27,021	19,960,413
Tencent Holdings Ltd., ADR	107,405	8,333,554
		40,322,966
Internet Services & Infrastructure — 5.9%
MongoDB, Inc. (a)	28,498	8,994,254
Shopify, Inc., Cl. A (a)	114,975	16,243,668
		25,237,922
Movies & Entertainment — 5.8%
Netflix, Inc. (a)	16,184	19,554,318
Spotify Technology SA (a)	7,381	5,032,956
		24,587,274
Real Estate Services — 2.1%
CoStar Group, Inc. (a)	98,386	8,804,563
Semiconductor Materials & Equipment — 5.6%
Applied Materials, Inc.	41,176	6,619,454
ASML Holding NV	6,196	4,601,273
Lam Research Corp.	126,887	12,707,733
		23,928,460
Semiconductors — 24.5%
Infineon Technologies AG, ADR	147,317	6,041,470
Micron Technology, Inc.	161,090	19,171,321
NVIDIA Corp.	186,775	32,532,470
QUALCOMM, Inc.	61,524	9,888,753
Synaptics, Inc. (a)	83,899	5,861,184
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	132,844	30,669,694
		104,164,892
Systems Software — 15.4%
JFrog Ltd. (a)	162,426	8,018,971
Microsoft Corp.	44,446	22,520,344
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 96.6% (continued)
Systems Software — 15.4% (continued)
Oracle Corp.	89,877	20,323,886
ServiceNow, Inc. (a)	15,913	14,599,541
		65,462,742
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	46,163	10,716,279
Transaction & Payment Processing Services — 1.3%
Mastercard, Inc., Cl. A	9,128	5,433,807
Total Common Stocks (cost $216,729,346)		410,166,002
Private Equity — 1.6%
Real Estate Services — .0%
Roofstock, Ser. E (a),(b)	35,162	215,895
Systems Software — 1.6%
Databricks, Inc., Ser. H (a),(b)	31,884	4,782,600
Databricks, Inc., Ser. I (a),(b)	2,036	305,400
Databricks, Inc., Ser. J (a),(b)	10,772	1,615,800
		6,703,800
Total Private Equity (cost $4,525,779)		6,919,695

	1-Day Yield (%)
Investment Companies — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $7,862,375)	4.41	7,862,375	7,862,375
Total Investments (cost $229,117,500)		100.1%	424,948,072
Liabilities, Less Cash and Receivables		(0.1%)	(304,782)
Net Assets		100.0%	424,643,290

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	The fund held Level 3 securities at August 31, 2025. These securities were valued at $6,919,695 or 1.6% of net assets.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	11,181,646	66,095,052	(69,414,323)	7,862,375	248,640
4

Affiliated Issuers (continued)
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	3,280,244	37,225,481	(40,505,725)	-	10,634††
Total - 1.9%	14,461,890	103,320,533	(109,920,048)	7,862,375	259,274

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	221,255,125	417,085,697
Affiliated issuers	7,862,375	7,862,375
Cash denominated in foreign currency	46,344	46,529
Dividends receivable		88,572
Receivable for shares of Common Stock subscribed		50,929
Tax reclaim receivable—Note 1(b)		24,223
Prepaid expenses		45,274
		425,203,599
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		376,243
Payable for shares of Common Stock redeemed		61,202
Directors’ fees and expenses payable		7,165
Other accrued expenses		115,699
		560,309
Net Assets ($)		424,643,290
Composition of Net Assets ($):
Paid-in capital		179,801,228
Total distributable earnings (loss)		244,842,062
Net Assets ($)		424,643,290

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	393,366,912	3,370,915	27,858,064	47,398.62
Shares Outstanding	5,558,643	96,429	318,240	535.67
Net Asset Value Per Share ($)	70.77	34.96	87.54	88.48
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended August 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $94,101 foreign taxes withheld at source):
Unaffiliated issuers	1,570,258
Affiliated issuers	248,640
Affiliated income net of rebates from securities lending—Note 1(c)	10,634
Total Income	1,829,532
Expenses:
Management fee—Note 3(a)	2,920,428
Shareholder servicing costs—Note 3(c)	1,211,699
Professional fees	104,327
Registration fees	71,887
Prospectus and shareholders’ reports	42,698
Directors’ fees and expenses—Note 3(d)	34,322
Distribution Plan fees—Note 3(b)	25,871
Chief Compliance Officer fees—Note 3(c)	24,424
Loan commitment fees—Note 2	9,051
Shareholder and regulatory reports service fees—Note 3(c)	8,583
Custodian fees—Note 3(c)	8,010
Miscellaneous	30,369
Total Expenses	4,491,669
Less—reduction in fees due to earnings credits—Note 3(c)	(10,284)
Net Expenses	4,481,385
Net Investment (Loss)	(2,651,853)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	63,539,863
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	25,715,730
Net Realized and Unrealized Gain (Loss) on Investments	89,255,593
Net Increase in Net Assets Resulting from Operations	86,603,740
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
Operations ($):
Net investment (loss)	(2,651,853)	(2,477,379)
Net realized gain (loss) on investments	63,539,863	21,834,159
Net change in unrealized appreciation (depreciation) on investments	25,715,730	70,635,017
Net Increase (Decrease) in Net Assets Resulting from Operations	86,603,740	89,991,797
Distributions ($):
Distributions to shareholders:
Class A	(15,648,652)	-
Class C	(307,965)	-
Class I	(1,043,258)	-
Class Y	(596)	-
Total Distributions	(17,000,471)	-
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	12,178,644	12,589,050
Class C	162,165	1,000,308
Class I	7,097,114	13,367,020
Class Y	32,976	-
Distributions reinvested:
Class A	14,323,684	-
Class C	307,874	-
Class I	1,027,436	-
Cost of shares redeemed:
Class A	(41,411,563)	(39,007,661)
Class C	(1,106,098)	(911,658)
Class I	(15,875,671)	(8,227,744)
Class Y	(6,175)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	(23,269,614)	(21,190,685)
Total Increase (Decrease) in Net Assets	46,333,655	68,801,112
Net Assets ($):
Beginning of Period	378,309,635	309,508,523
End of Period	424,643,290	378,309,635
8

	Year Ended August 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a)
Shares sold	198,403	240,367
Shares issued for distributions reinvested	220,229	-
Shares redeemed	(659,056)	(741,515)
Net Increase (Decrease) in Shares Outstanding	(240,424)	(501,148)
Class C
Shares sold	5,528	36,735
Shares issued for distributions reinvested	9,527	-
Shares redeemed	(36,316)	(34,179)
Net Increase (Decrease) in Shares Outstanding	(21,261)	2,556
Class I(a)
Shares sold	91,693	196,444
Shares issued for distributions reinvested	12,791	-
Shares redeemed	(202,900)	(131,383)
Net Increase (Decrease) in Shares Outstanding	(98,416)	65,061
Class Y
Shares sold	401	-
Shares redeemed	(82)	-
Net Increase (Decrease) in Shares Outstanding	319	-

(a)	During the period ended August 31, 2024, 988 Class A shares representing $54,081 were exchanged for 807 Class I shares.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	59.38	45.58	36.52	73.40	62.07
Investment Operations:
Net investment (loss)(a)	(.43 )	(.38 )	(.22 )	(.41 )	(.56 )
Net realized and unrealized gain (loss) on investments	14.57	14.18	9.28	(23.59)	15.57
Total from Investment Operations	14.14	13.80	9.06	(24.00)	15.01
Distributions:
Dividends from net realized gain on investments	(2.75)	-	-	(12.88)	(3.68)
Net asset value, end of period	70.77	59.38	45.58	36.52	73.40
Total Return (%)(b)	24.21	30.27	24.81	(40.01)	25.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16	1.18	1.22	1.16	1.15
Ratio of net expenses to average net assets	1.16 (c)	1.13 (c),(d)	1.10 (c),(d)	1.16	1.15
Ratio of net investment (loss) to average net assets	(.69 )(c)	(.72 )(c),(d)	(.57 )(c),(d)	(.79 )	(.85 )
Portfolio Turnover Rate	33.84	21.29	54.77	43.78	54.26
Net Assets, end of period ($ x 1,000)	393,367	344,368	287,166	250,424	462,897

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
10

	Year Ended August 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	30.79	23.83	19.26	44.92	39.59
Investment Operations:
Net investment (loss)(a)	(.47 )	(.43 )	(.28 )	(.46 )	(.65 )
Net realized and unrealized gain (loss) on investments	7.39	7.39	4.85	(12.32)	9.66
Total from Investment Operations	6.92	6.96	4.57	(12.78)	9.01
Distributions:
Dividends from net realized gain on investments	(2.75)	-	-	(12.88)	(3.68)
Net asset value, end of period	34.96	30.79	23.83	19.26	44.92
Total Return (%)(b)	23.21	29.21	23.73	(40.50)	24.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97	2.01	2.08	1.97	1.94
Ratio of net expenses to average net assets	1.97 (c)	1.97 (c),(d)	1.95 (c),(d)	1.97	1.94
Ratio of net investment (loss) to average net assets	(1.50)(c)	(1.55)(c),(d)	(1.43)(c),(d)	(1.60)	(1.64)
Portfolio Turnover Rate	33.84	21.29	54.77	43.78	54.26
Net Assets, end of period ($ x 1,000)	3,371	3,624	2,744	2,611	5,533

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	72.73	55.71	44.55	86.61	72.48
Investment Operations:
Net investment (loss)(a)	(.36 )	(.34 )	(.17 )	(.36 )	(.49 )
Net realized and unrealized gain (loss) on investments	17.92	17.36	11.33	(28.82)	18.30
Total from Investment Operations	17.56	17.02	11.16	(29.18)	17.81
Distributions:
Dividends from net realized gain on investments	(2.75)	-	-	(12.88)	(3.68)
Net asset value, end of period	87.54	72.73	55.71	44.55	86.61
Total Return (%)	24.50	30.53	25.05	(39.88)	25.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	.97	1.03	.94	.93
Ratio of net expenses to average net assets	.94 (b)	.93 (b),(c)	.90 (b),(c)	.94	.93
Ratio of net investment (loss) to average net assets	(.46 )(b)	(.51 )(b),(c)	(.38 )(b),(c)	(.57 )	(.62 )
Portfolio Turnover Rate	33.84	21.29	54.77	43.78	54.26
Net Assets, end of period ($ x 1,000)	27,858	30,302	19,587	23,262	40,112

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
12

	Year Ended August 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	73.42	56.18	44.94	87.21	72.90
Investment Operations:
Net investment (loss)(a)	(.29 )	(.26 )	(.17 )	(.40 )	(.43 )
Net realized and unrealized gain (loss) on investments	18.10	17.50	11.41	(28.99)	18.42
Total from Investment Operations	17.81	17.24	11.24	(29.39)	17.99
Distributions:
Dividends from net realized gain on investments	(2.75)	-	-	(12.88)	(3.68)
Net asset value, end of period	88.48	73.42	56.18	44.94	87.21
Total Return (%)	24.60	30.69	25.01	(39.84)	25.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.86	1.03	.87	.85
Ratio of net expenses to average net assets	.85 (b)	.82 (b),(c)	.90 (b),(c)	.87	.85
Ratio of net investment (loss) to average net assets	(.37 )(b)	(.40 )(b),(c)	(.38 )(b),(c)	(.51 )	(.55 )
Portfolio Turnover Rate	33.84	21.29	54.77	43.78	54.26
Net Assets, end of period ($ x 1,000)	47	16	12	67	399

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Technology Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of August 31, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held 217 Class Y shares of the fund.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
14

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
15

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	410,166,002	—	—	410,166,002
Equity Securities - Private Equity	—	—	6,919,695	6,919,695
Investment Companies	7,862,375	—	—	7,862,375
	418,028,377	—	6,919,695	424,948,072

†	See Schedule of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 8/31/2024†	3,144,775
Purchases/Issuances	996,410
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	2,778,510
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 8/31/2025†	6,919,695
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 8/31/2025	2,778,510

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of August 31, 2025.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	6,919,695	Market Comparables Companies	Revenue Multiple during the quarter	(5.2x)/(5.2x)
		Market Approach	Transaction Price	$150
† Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange
16

NOTES TO FINANCIAL STATEMENTS (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2025, BNY earned $1,450  from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Technology Company Risk: The technology sector has been among the most volatile sectors of the stock market. Because the fund’s investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies
17

NOTES TO FINANCIAL STATEMENTS (continued)
are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund’s ability to sell these securities.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,648,305, undistributed capital gains $46,696,280 and unrealized appreciation $195,497,477.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows: long-term capital gains $17,000,471 and $0, respectively.
During the period ended August 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $3,985,701 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is
18

NOTES TO FINANCIAL STATEMENTS (continued)
charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended August 31, 2025, the Distributor retained $5,824 from commissions earned on sales of the fund’s Class A shares and $149 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2025, Class C shares were charged $25,871 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2025, Class A and Class C shares were charged $897,721 and $8,624, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2025, the fund was charged $59,135 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $10,284.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2025, the fund was charged $8,010 pursuant to the custody agreement.
During the period ended August 31, 2025, the fund was charged $24,424 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2025, the Custodian was compensated $8,583 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $269,091, Distribution Plan fees of $2,136, Shareholder Services Plan fees of $83,823, Custodian fees of $1,600, Chief Compliance Officer fees of $3,085, Transfer Agent fees of $9,841 and Shareholder and regulatory reports service fees of $6,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
19

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2025, amounted to $129,583,245 and $169,156,508, respectively.
At August 31, 2025, the cost of investments for federal income tax purposes was $229,450,780; accordingly, accumulated net unrealized appreciation on investments was $195,497,292, consisting of $200,411,292 gross unrealized appreciation and $4,914,000 gross unrealized depreciation.
20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Technology Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Technology Growth Fund (the “Fund”) (one of the funds constituting BNY Mellon Advantage Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Advantage Funds, Inc.) at August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2025
21

IMPORTANT TAX INFORMATION (Unaudited)
The fund hereby reports $2.7527 per share as a long-term capital gain distribution paid on December 4, 2024
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
23

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
24

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $58,746.
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional science and technology funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional science and technology funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional science and technology funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the two-year period when the fund’s total return performance was above the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the Sub-Adviser’s efforts to improve performance and that the portfolio managers assumed responsibility for managing the fund’s portfolio in March 2022 and May 2024. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
26

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and slightly higher than the Expense Universe median total expenses.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the Sub-Adviser’s efforts to improve the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund
27

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
28

© 2025 BNY Mellon Securities Corporation
Code-0255NCSRAR0825

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: October 22, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)